RELATED PARTY TRANSACTIONS - Schedule of Related Party Agreements and Transactions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Credit agreement fees with Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	$ 0	$ 0	$ 0	$ 0
Support agreement fees with Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0	0	0	0
Rights agreement fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	0	0	0	0
Administration fees with Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	2	1	4	5
Investment management fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	55	41	107	62
Investment management fees payable	57	39	57	39
Licensing agreement fees to Brookfield
Related Party Transaction [Line Items]
Related party agreements and transactions	$ 0	$ 0	$ 0	$ 0